FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
Future minimum lease payments as at December 31, 2024 and 2023 are as follows:

	2024		2023
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	4,730	4,650	5,071	4,995
After one year but not more than five years	15,267	13,764	16,024	14,369
More than five years	15,322	11,500	18,996	14,104
Balance at December 31	35,319	29,914	40,091	33,468
Maturity profile of financial liabilities:

Amounts in $ ’000	2025	2026	2027	2028	2029 and onwards	Total	Prior year total
Trade and other payables	66,611	—	—	—	—	66,611	72,528
Lease Liabilities	4,730	4,688	4,257	3,738	17,906	35,319	40,091
Convertible Bonds	4,658	4,658	4,658	4,658	110,486	129,118	143,714
Total	75,999	9,346	8,915	8,396	128,392	231,048	256,333
The following table sets out an analysis for each of the period presented of the net position of the convertible bond, cash and cash equivalents and marketable securities, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in $ ‘000	2024	2023
Cash and cash equivalents	54,944	61,741
Restricted cash	1,505	1,528
Marketable securities	112,949	151,683
Convertible bond - current	(4,245)	(1,824)
Convertible bond - non-current	(78,154)	(136,598)
Net cash (debt)	86,999	76,530

Cash and cash equivalents	54,944	61,741
Restricted cash	1,505	1,528
Marketable securities	112,949	151,683
Gross debt - fixed interest rates	(82,399)	(138,422)
Gross debt - variable interest rates	—	—
Net cash (debt)	86,999	76,530

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of financial liabilities:

Amounts in $ ’000	2025	2026	2027	2028	2029 and onwards	Total	Prior year total
Trade and other payables	66,611	—	—	—	—	66,611	72,528
Lease Liabilities	4,730	4,688	4,257	3,738	17,906	35,319	40,091
Convertible Bonds	4,658	4,658	4,658	4,658	110,486	129,118	143,714
Total	75,999	9,346	8,915	8,396	128,392	231,048	256,333

Disclosure of fair value of financial instruments
The following table presents the assets that are measured at fair value at year-end 2024 and 2023:

	2024			2023
Amounts in $ ’000	Level 1	Level 3	Total	Level 1	Level 3	Total
Investments in equity instruments designated as at FVTOCI	—	—	—	2,020	—	2,020
Investments in debt instruments designated as at FVTPL	—	3,767	3,767	—	6,093	6,093
Balance at December 31	—	3,767	3,767	2,020	6,093	8,113

Disclosure of financial assets at carrying and fair value	The following table includes carrying values and the estimated fair values of financial instruments:

	2024		2023
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	56,449	56,449	63,269	63,269
Marketable securities	112,949	112,949	151,683	151,746
Trade and other receivables	54,823	54,823	46,158	46,158
Liabilities:
Convertible Bond	82,399	82,399	138,422	138,422
Lease Liabilities	29,914	29,914	33,123	33,123
Trade and other payables	66,611	66,611	72,528	72,528

Disclosure of financial liabilities at carrying and fair value	The following table includes carrying values and the estimated fair values of financial instruments:

	2024		2023
Amounts in $ ‘000	Carrying value	Fair value	Carrying value	Fair value
Assets:
Cash and cash equivalents, including restricted cash	56,449	56,449	63,269	63,269
Marketable securities	112,949	112,949	151,683	151,746
Trade and other receivables	54,823	54,823	46,158	46,158
Liabilities:
Convertible Bond	82,399	82,399	138,422	138,422
Lease Liabilities	29,914	29,914	33,123	33,123
Trade and other payables	66,611	66,611	72,528	72,528

Disclosure of reconciliation of liabilities arising from financing activities
Reconciliation of liabilities arising from financing activities:

	2023	Cashflows	Non - Cash changes						2024
Amounts in $’000			Acquisition, disposal and reclassification	Interest Expense Accrued	Amortized costs	Fair Value Changes	Other
Convertible Bond	138,422	(4,457)	(53,139)	1,972	5,725	—	(6,124)	*	82,399
Lease Liabilities	33,123	(5,149)	2,425	1,141	—	—	(1,626)		29,914
Derivative financial liabilities	—		7,041			(7,041)	—		—
Total liabilities from financing activities	171,545	(9,606)	(43,673)	3,113	5,725	(7,041)	(7,750)		112,313
* Represents the translation effect of convertible bonds as reflected in the consolidated statement of comprehensive income